Progress Collections and Deferred Income	12 Months Ended
Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
Progress Collections and Deferred Income
REVENUE RELATED TO CONTRACTS WITH CUSTOMERS
DISAGGREGATED REVENUE
We disaggregate our revenue from contracts with customers by primary geographic markets.

Total Revenue	2017	2016
U.S.	$4,409	$3,156
Non-U.S.	12,770	9,926
Total	$17,179	$13,082

REMAINING PERFORMANCE OBLIGATIONS
As of December 31, 2017, the aggregate amount of the transaction price allocated to the unsatisfied (or partially unsatisfied) performance obligations was $21.0 billion. We expect to recognize revenue of approximately 45%, 63% and 88% of the total remaining performance obligations within 2, 5, and 15 years, respectively, and the remaining thereafter.
PROGRESS COLLECTIONS AND DEFERRED INCOME
Contract liabilities include progress collections, which reflects billings in excess of revenue, and deferred income on our long-term contracts to construct technically complex equipment, long-term product maintenance or extended warranty arrangements. Contract liabilities are comprised of the following:

	2017	2016
Progress collections	$1,456	$1,673
Deferred income	319	365
Progress collections and deferred income (contract liabilities) (1)	$1,775	$2,038

(1)	Progress collections and deferred income (contract liabilities) were $2,757 million at January 1, 2016.
Revenue recognized during the year ended December 31, 2017 and 2016 that was included in the contract liabilities at the beginning of the year was $1,525 million and $2,401 million, respectively.